WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 83.4%
Alabama - 1.9%
Alabama Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,982,035	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,000,000	9,110,505
Subordinated Lien Warrants, Series D	5.000%	10/1/22	2,000,000	2,015,951
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,141,523
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,375,994	(b)(c)

Total Alabama				50,626,008

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	826,850
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,016,345
State Capital Project, Series B	4.000%	12/1/36	750,000	756,417
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,148,185
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,065,651
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,766,258
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,342,709
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,885,118

Total Alaska				9,807,533

Arizona - 2.0%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	734,715
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	896,490
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,087,742
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,109,133
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,598,419

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	$1,100,000	$1,195,700
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,403,644
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,048,806	(b)(c)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	9,315,673	(b)(c)(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	3,400,000	3,510,688	(e)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,217,216
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,942,905	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,555,988	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,378,224	(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,627,349
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,960,509

Total Arizona				54,583,201

California - 8.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,106,746
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,338,570
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,255,199
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,159,083	(f)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,322,408	(f)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,791,310	(f)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,949,367	(f)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.010%	4/1/24	$3,000,000	$3,018,715	(b)(c)
San Francisco Bay Area, Series C-1 (SIFMA Municipal Swap Index Yield + 0.900%)	1.810%	5/1/23	30,000,000	30,036,480	(b)(c)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bond, Climate Bond Certified, Series A	4.000%	12/1/27	2,300,000	2,345,977	(b)(c)
Clean Energy Project, Green Bond, Series A-1	4.000%	8/1/28	2,250,000	2,276,413	(a)(b)(c)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,513,284
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,679,396	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,541,224	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	472,087	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,231,173
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,595,000	7,644,909	(d)(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,552,886	(e)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,752,563
Various Purpose, Refunding	5.000%	10/1/41	3,000,000	3,366,079
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,405,000	8,442,081	(e)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	5,697,597	(f)
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,418,558	(f)
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	7,976,636	(f)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,103,020

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	$5,000,000	$5,562,312
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,553,545
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,106,990
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,920,989	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,045,791	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,044,857	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,202,521	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,630,461	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,076,913	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,817,342	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,361,404	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	7,020,691
Series C	5.000%	7/1/37	3,000,000	3,257,764
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,780,000	1,986,966
Series B	6.125%	11/1/29	17,040,000	19,022,360
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,050,962	(b)(c)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,690,464
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	580,000	593,071

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	$4,000,000	$4,129,248	(f)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	6,898,234
Series A, Refunding	5.000%	10/1/43	3,000,000	3,263,803
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	7,357,853
Series A, Refunding	5.000%	8/1/35	3,115,000	3,436,493
Series A, Refunding	5.000%	8/1/36	1,000,000	1,099,402
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,107,231
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,658,258
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	1/1/34	1,000,000	1,067,158	(d)
Series E	5.000%	5/1/50	2,500,000	2,597,116	(d)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,160,333
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,145,434
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,536,635
Series 2018	5.000%	8/1/43	2,000,000	2,178,553
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	695,738
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,058,088
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,055,698
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	789,509

Total California				236,171,948

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$504,560
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	5,621,809
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,795,821	(d)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	277,279
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	423,878
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	468,549
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	6,485,000	6,691,285
Series 2008	6.250%	11/15/28	8,000,000	8,921,995
Regional Transportation District:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	741,136
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	475,794
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	421,926

Total Colorado				29,344,032

Connecticut - 1.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,213,062
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,074,237
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,371,913
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,032,400
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,390,615
Connecticut State, GO:
Series A	5.000%	4/15/30	750,000	847,859
Series C	4.000%	6/1/35	1,525,000	1,549,159
Series C	4.000%	6/1/37	1,000,000	1,003,576
Series C	4.000%	6/1/38	1,250,000	1,251,597
Series E	5.000%	10/15/34	2,900,000	3,103,763

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	$1,750,000	$1,909,909
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,222,864
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,438,142
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,152,604

Total Connecticut				34,561,700

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,570,989

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	493,430
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	483,111
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,176,470
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,207,568

Total District of Columbia				10,360,579

Florida - 4.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,835,946	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,557,375	(d)
Series A	5.000%	10/1/27	1,750,000	1,914,657	(d)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,895,994	(a)(d)
Series 2022	5.000%	9/1/33	1,800,000	1,960,837	(a)(d)
Series 2022	5.000%	9/1/35	1,650,000	1,788,496	(a)(d)
Series 2022	5.000%	9/1/36	1,305,000	1,411,573	(a)(d)
Series 2022	5.000%	9/1/38	1,350,000	1,451,917	(a)(d)
Series 2022	5.000%	9/1/39	1,415,000	1,518,450	(a)(d)
Series 2022	5.000%	9/1/40	1,150,000	1,231,064	(a)(d)
Series 2022	5.000%	9/1/41	1,290,000	1,374,758	(a)(d)
Series 2022	5.000%	9/1/42	1,750,000	1,857,145	(a)(d)
Series B	5.000%	9/1/31	10,155,000	11,175,924	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,286,374
Series A, Refunding	5.000%	7/1/28	5,500,000	5,877,375
Series A, Refunding	5.000%	7/1/30	5,000,000	5,352,002

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	$1,250,000	$1,330,055
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,062,912
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,376,262
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,974,531	(e)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,106,811
Series A, Refunding	5.000%	10/1/27	3,000,000	3,148,468
Series A, Refunding	5.000%	10/1/28	1,000,000	1,044,831
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,153,555	(d)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	4,750,000	4,784,655
Lee County, FL, Airport Revenue:
Series A, Refunding	5.000%	10/1/31	3,500,000	3,873,651	(d)
Series A, Refunding, AGM	5.000%	10/1/22	2,045,000	2,050,529	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/34	1,600,000	1,585,273
Series A, Refunding	4.000%	10/1/35	1,505,000	1,485,921
Series A, Refunding	4.000%	10/1/37	2,075,000	2,033,921
Series A, Refunding	4.000%	10/1/39	5,175,000	5,024,924
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,156,313
Series B, Refunding	5.000%	7/1/25	3,730,000	3,930,314
Series B, Refunding	5.000%	7/1/26	1,700,000	1,790,276
Series B, Refunding	5.000%	7/1/27	2,350,000	2,473,384
Series B, Refunding	5.000%	7/1/28	1,000,000	1,052,904
Series B, Refunding	5.000%	7/1/30	2,500,000	2,626,769
Series B, Refunding	5.000%	7/1/31	2,750,000	2,893,836

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	$1,020,000	$1,066,826
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	663,394
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,053,734
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	3,961,999
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	432,183	(a)
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	655,375	(a)
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,258,428	(a)
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,436,453	(a)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,007,551
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	4,650,000	4,417,327
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,322,571
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	945,459

Total Florida				123,671,282

Georgia - 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,391,031
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,514,986
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	824,696
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,505,413
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,772,525
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	577,754
Series A, AGM	4.000%	1/1/46	1,200,000	1,166,947
Series A, AGM	4.000%	1/1/46	780,000	758,516

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Series A, Refunding	5.000%	1/1/34	$850,000	$922,034
Series A, Refunding	5.000%	1/1/35	875,000	947,050
Series A, Refunding	5.000%	1/1/36	1,075,000	1,157,265
Series A, Refunding	5.000%	1/1/37	1,000,000	1,069,410
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,896,947
Series C	4.000%	9/1/26	2,125,000	2,132,580	(b)(c)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,104,213	(f)

Total Georgia				23,741,367

Guam - 0.1%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,135,000	2,776,782

Illinois - 11.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,715,278
Series 2018	5.000%	4/1/36	1,270,000	1,291,330
Series 2018	5.000%	4/1/37	1,400,000	1,421,989
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	1,500,000	1,538,017
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,286,963
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,294,022
Series A	5.000%	12/1/32	6,050,000	6,281,841
Series A	5.000%	12/1/35	1,450,000	1,495,092
Series A	5.000%	12/1/37	2,540,000	2,610,481
Series A	5.000%	12/1/40	1,750,000	1,786,606
Series A, Refunding	5.000%	12/1/29	2,500,000	2,628,753
Series C, Refunding	5.000%	12/1/24	2,500,000	2,576,396
Series C, Refunding	5.000%	12/1/25	1,000,000	1,038,382
Series D	5.000%	12/1/46	1,000,000	1,014,727
Chicago, IL, GO:
Series A	5.000%	1/1/40	7,075,000	7,295,886
Series A	5.000%	1/1/44	2,200,000	2,253,828
Series A, Refunding	5.000%	1/1/25	4,000,000	4,154,868
Series A, Refunding	5.000%	1/1/26	1,250,000	1,311,259
Series A, Refunding	5.000%	1/1/27	2,250,000	2,381,338
Series C, Refunding	5.000%	1/1/25	2,765,000	2,872,053

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	$1,235,000	$1,320,950	(f)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,363,734	(f)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,454,650	(f)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,524,173	(f)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,684,613	(f)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,764,832	(f)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,855,748	(f)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,946,663	(f)
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,042,927	(f)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,940,129
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,896,998
Series A, Refunding	5.000%	1/1/33	2,145,000	2,209,313	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,683,832
Series B, Refunding	5.000%	1/1/34	10,505,000	10,897,368
Series C	5.000%	1/1/30	6,010,000	6,225,755	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,548,474	(d)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	5,900,000	6,298,610
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	4.000%	12/1/50	2,000,000	1,916,295
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,674,060
Second Lien	5.000%	1/1/31	1,500,000	1,531,910
Second Lien	5.000%	1/1/32	1,000,000	1,018,624
Second Lien	5.000%	1/1/33	1,035,000	1,053,152
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,236,840
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,840,149
Second Lien Project	5.000%	11/1/31	2,000,000	2,057,990
Second Lien Project	5.000%	11/1/33	1,500,000	1,539,370
Second Lien Project	5.000%	11/1/34	1,000,000	1,023,732
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,214,127
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,693,484

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	5.000%	11/15/32	$1,415,000	$1,591,627
Series A, Refunding	5.000%	11/15/38	2,000,000	2,134,907
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	605,501
Property Tax	5.000%	1/1/30	885,000	972,411
Illinois State Finance Authority Revenue:
Benedictine University, Refunding, Series 2021	5.000%	10/1/25	505,000	522,864
Benedictine University, Refunding, Series 2021	5.000%	10/1/27	630,000	656,072
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,109,646
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,214,346
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	427,139
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	456,619
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	418,634
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,136,564
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	688,567
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,222,276
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,347,919
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,907,657
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/25	5,000,000	5,332,019
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	553,112
Series A, Refunding, AGM	5.000%	4/1/28	475,000	529,387

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2016	5.000%	11/1/33	$3,150,000	$3,263,561
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,333,377
Series A	5.000%	3/1/32	3,925,000	4,212,535
Series A	5.000%	3/1/35	2,300,000	2,431,250
Series A	5.000%	3/1/36	1,000,000	1,053,544
Series A	5.000%	5/1/36	4,665,000	4,849,257
Series A	5.000%	5/1/39	4,800,000	4,961,160
Series A, Refunding	5.000%	10/1/27	12,805,000	13,816,644
Series A, Refunding	5.000%	10/1/28	2,000,000	2,164,092
Series A, Refunding	5.000%	10/1/30	1,275,000	1,362,854
Series B	5.000%	12/1/33	4,000,000	4,281,692
Series B, Refunding	5.000%	9/1/27	6,015,000	6,487,215
Series B, Refunding	5.000%	10/1/27	3,000,000	3,237,011
Series D	5.000%	11/1/27	6,975,000	7,524,551
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	819,624
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	6,634,150
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	12,584,473
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	14,144,854
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,124,065
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	655,916
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,842,506
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,878,443
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,923,285
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,303,542
Series C, Refunding	5.000%	3/15/26	1,800,000	1,874,657

Total Illinois				320,299,136

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.2%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	$2,350,000	$2,330,546	(b)(c)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	5,969,727
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,564,817
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	2,960,754
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,343,728
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,221,572
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	2,900,000	3,108,285	(d)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	4,881,745	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	300,000	305,881	(d)

Total Indiana				32,687,055

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	12,332,881	(b)(c)

Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	831,250	(f)

Kentucky - 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,532,453	(b)(c)(d)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,302,590	(b)(c)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,920,778	(b)(c)

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	$1,435,000	$1,591,138
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,104,242
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,100,121	(b)(c)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,337,941	(b)(c)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,617,761
Series B, Refunding	5.000%	1/1/24	1,350,000	1,407,131
Series B, Refunding	5.000%	1/1/27	650,000	717,505
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,565,052	(b)(c)(d)

Total Kentucky				45,196,712

Louisiana - 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,379,899	(b)(c)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,961,789	(b)(c)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,650,832
Refunding, AGM	5.000%	12/1/29	2,000,000	2,171,445
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	5,250,000	5,082,053	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,490,248	(b)(c)

Total Louisiana				24,736,266

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	$625,000	$659,206
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,529,427
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,671,210
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,075,474
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	4,000,000	3,908,131

Total Maryland				8,843,448

Massachusetts - 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,107,593
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,205,618
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,100,012
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,914,482
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,322,570
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,100,512
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,016,021
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,518,301	(b)(c)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,594,032
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	542,922
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,198,980
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,941,779
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,402,525
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	5,291,062	(d)
Series E	5.000%	7/1/46	4,000,000	4,257,451	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,079,574

Total Massachusetts				41,593,434

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.5%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,094,651
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,413,354
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,234,580
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,801,315
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,086,103	(d)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,054,358
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,107,424
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,616,552
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,366,350
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,571,178
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	12,119,892
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,822,332
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	732,607
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,786,241
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,288,060	(b)(c)(d)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,724,494	(b)(c)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,008,354	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	$1,190,000	$1,286,504
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,769,768
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,138,168
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,075,855
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,544,348

Total Michigan				67,642,488

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,506,846	(b)(c)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,468,649
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,979,594

Total Mississippi				9,955,089

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,097,984
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,446,195	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,227,893	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,581,751	(d)
Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Series 2008	3.500%	7/1/25	750,000	752,980	(a)(b)(c)(d)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,382,896

Total Missouri				12,489,699

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	$4,500,000	$4,826,757
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,260,555	(b)(c)

Total Nebraska				7,087,312

Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,449,601

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,474,421	(b)(c)(d)

New Jersey - 7.0%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,052,450
Refunding, AGM	5.000%	11/1/27	1,500,000	1,575,213
Refunding, AGM	5.000%	11/1/29	1,500,000	1,567,891
Refunding, AGM	5.000%	11/1/31	1,000,000	1,041,906
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,137,137
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,149,569
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,338,608
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,662,587
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,274,247	(f)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,363,056	(f)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,571,322
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,045,486
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,543,177
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.510%	3/1/28	20,000,000	20,132,222	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	19

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	$4,060,000	$4,137,745
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	979,113
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,835,205
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,240,398
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,182,549
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,667,415
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,396,178	(f)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,628,899	(f)
Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,449,426	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,074,476
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,078,141
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,497,478
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,107,791
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,258,692
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,500,000	1,575,051
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,959,202
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,135,730
Transportation Program, Series AA	5.000%	6/15/37	3,165,000	3,393,810
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,200,000	4,513,905
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,487,275
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,214,957
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,956,372
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,760,405
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,399,286
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,490,911

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	$9,000,000	$9,634,416
Series A, Refunding	5.000%	1/1/33	10,230,000	10,935,414
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	18,600,000	20,211,681
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,422,386
Series A, Refunding	5.000%	6/1/36	3,000,000	3,153,254

Total New Jersey				189,232,432

New York - 10.5%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	10,847,236
Long Island, NY, Power Authority:
Series A, Refunding	5.000%	9/1/34	1,860,000	2,116,957
Series A, Refunding	5.000%	9/1/38	1,400,000	1,550,896
Series B	1.500%	9/1/26	5,500,000	5,210,611	(b)(c)
Series B, Refunding	5.000%	9/1/32	5,820,000	6,327,996
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	1,315,000	1,383,689
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,648,265
Green Bonds, Series D-1	5.000%	11/15/43	1,650,000	1,716,676
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,085,721
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,312,474
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	4,034,025
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,243,455
Series A-2	5.000%	5/15/30	5,250,000	5,736,108	(b)(c)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,717,381
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project	5.000%	1/1/58	551,102	385,756	(c)
New York City, NY, GO:
Series C	5.000%	8/1/38	6,500,000	7,136,906
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	3,500,000	3,751,005	(b)(c)
Subseries F-1	5.000%	3/1/37	6,000,000	6,640,144
Subseries F-1	4.000%	3/1/38	1,000,000	991,847
Subseries F-1	5.000%	3/1/39	1,500,000	1,649,251

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	21

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subseries F-1	4.000%	3/1/40	$1,500,000	$1,486,988
Subseries F-1	5.000%	3/1/42	3,500,000	3,818,460
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	546,688
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	1,500,000	1,671,294
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/30	1,600,000	1,762,564
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,291,487
New York City, NY, TFA Future Tax Secured Revenue:
Series C	4.000%	5/1/38	3,500,000	3,499,615
Series C	4.000%	5/1/39	2,750,000	2,747,078
Series C1	4.000%	11/1/38	5,000,000	4,999,443
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,656,124
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,244,741
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,295,223
State Supported, Series A	5.000%	3/15/40	6,000,000	6,429,422
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	7,800,000	8,804,598
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,136,695
Series D, Refunding	5.000%	2/15/41	9,435,000	10,303,772
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,762,609	(e)

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	$4,500,000	$4,820,106
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,245,777
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	267,183
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,258,918
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,840,529
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,873,288	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,603,662	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,028,025	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	13,098,178	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	7,791,649	(d)
Series C	5.000%	12/1/29	2,500,000	2,684,611
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,074,467
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Refunding	5.000%	3/15/43	8,950,000	9,705,037
State Personal Income Tax, Series A	5.000%	3/15/41	7,945,000	8,654,152
State Personal Income Tax, Series A	4.000%	3/15/45	7,750,000	7,503,614
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,209,487	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,198,857	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,699,963
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,353,915	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	$2,465,000	$2,654,985
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	10,804,610
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	10,500,000	11,303,412
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,650,000	5,067,997
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	500,000	534,875
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,468,188
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE, Refunding	5.000%	12/15/27	3,000,000	3,129,906

Total New York				283,818,591

North Carolina - 0.5%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,614,295
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,622,904
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,080,155
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,493,769
Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	1,100,000	1,198,422
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,267,388
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,130,604
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	542,567

Total North Carolina				14,950,104

Ohio - 0.9%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,536,908
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,398,411
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,676,945

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	$2,750,000	$2,959,183
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	2,500,000	2,357,742
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,710,775	(b)(c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,142,381	(b)(c)(d)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,072,608
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	959,320
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,006,688
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	708,924
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	559,966
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,074,491
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,287,425
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	817,358	(d)

Total Ohio				24,269,125

Oregon - 0.8%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	3,170,000	3,466,648
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,206,517	(f)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,092,316

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	$2,000,000	$1,410,408
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,997,472
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,590,500	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	538,728	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,089,281	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,375,929
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,290,608

Total Oregon				22,058,407

Pennsylvania - 3.0%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	407,051
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	378,843
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,496,190
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	283,328	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	304,712	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	705,648	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,118,883
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	764,452	(f)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,558,989
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	320,749	(f)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	$575,000	$595,802
Penn State Health	4.000%	11/1/35	2,000,000	1,980,183
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,068,733
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,173,598
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,384,372
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,833,999
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	4,110,957
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,213,193
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	4,750,000	5,088,574
Series B	5.000%	12/1/36	1,000,000	1,114,765
Series B	5.000%	12/1/37	1,750,000	1,950,939
Series B	5.000%	12/1/38	2,000,000	2,213,610
Series B	5.000%	12/1/39	3,000,000	3,309,437
Series B	5.000%	12/1/40	2,250,000	2,471,681
Series B	5.000%	12/1/45	2,000,000	2,178,943
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,272,259
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,843,885	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,168,273	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	3,968,341
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,315,705
Series B	5.000%	2/1/36	1,500,000	1,644,470
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,462,470
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,708,166

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	$1,380,000	$1,503,724
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,507,722

Total Pennsylvania				82,422,646

Puerto Rico - 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,202,968	(e)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,165,200	(e)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	79,186	72,514
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	111,565
Restructured, Series A-1	5.250%	7/1/23	171,928	175,094
Restructured, Series A-1	5.375%	7/1/25	171,446	178,157
Restructured, Series A-1	5.625%	7/1/27	169,893	180,962
Restructured, Series A-1	5.625%	7/1/29	167,137	179,777
Restructured, Series A-1	5.750%	7/1/31	162,338	177,660
Restructured, Series A-1	4.000%	7/1/33	153,940	141,412
Restructured, Series A-1	4.000%	7/1/35	138,371	124,286
Restructured, Series A-1	4.000%	7/1/37	118,759	105,414
Restructured, Series A-1	4.000%	7/1/41	161,467	140,202
Restructured, Series A-1	4.000%	7/1/46	167,923	141,497
Subseries CW	0.000%	11/1/43	766,656	382,370	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	2,337,500	*(h)
Series A	5.000%	7/1/42	3,370,000	2,864,500	*(h)
Series A	5.050%	7/1/42	950,000	807,500	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,932,350	*(h)
Series TT	5.000%	7/1/37	4,775,000	4,058,750	*(h)
Series WW	5.500%	7/1/38	840,000	717,150	*(h)
Series XX	5.250%	7/1/40	7,730,000	6,570,500	*(h)
Series ZZ, Refunding	5.000%	7/1/18	250,000	211,875	*(i)
Series ZZ, Refunding	5.250%	7/1/18	850,000	720,375	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	314,500	*(h)

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$3,680,000	$3,050,528
Restructured, Series A-1	4.550%	7/1/40	680,000	656,713
Restructured, Series A-1	4.750%	7/1/53	3,750,000	3,612,430
Restructured, Series A-1	5.000%	7/1/58	11,000,000	10,840,276
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,063,974
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,043,207
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,833,154

Total Puerto Rico				60,114,360

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,602,882
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,071,805
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,618,515

Total Rhode Island				6,293,202

South Carolina - 0.6%
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,850,000	3,876,667	(d)
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,700,883
Refunding	5.000%	12/1/30	2,250,000	2,370,745
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,032,679	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,124,554	(d)

Total South Carolina				15,105,528

Tennessee - 1.9%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,451,680
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,617,975

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	$1,500,000	$1,593,139	(d)
Series B	5.000%	7/1/26	1,750,000	1,882,816	(d)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	9,141,781	(b)(c)
Series A	5.250%	9/1/24	6,885,000	7,168,110
Series C	5.000%	2/1/24	25,000,000	25,721,235

Total Tennessee				50,576,736

Texas - 8.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	705,140
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	988,887
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	754,901
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,873,413
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,843,834	(d)
Series 2022	5.000%	11/15/36	3,000,000	3,264,026	(d)
Series 2022	5.000%	11/15/37	2,000,000	2,167,053	(d)
Series B	5.000%	11/15/30	5,640,000	6,183,870	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,682,244
GO	5.000%	2/15/30	2,000,000	2,233,237
GO	5.000%	2/15/31	2,250,000	2,496,745
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,275,209
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,262,011
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,917,244
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,199,553	(f)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,646,413	(f)

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/35	$2,500,000	$2,562,669
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,354,728
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	2,965,220	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	670,276
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,510,353
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,546,556	(d)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,525,865	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	6,000,000	5,130,135	(d)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,641,385	(d)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,903,315	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,482,248	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,482,040	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,845,051	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,410,870	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,834,233
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,970,649
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,266,429
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,257,041
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,321,284	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,225,594	(d)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,424,981

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	$2,500,000	$2,665,092
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	536,900
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,398,742
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	18,103,956
Second Tier, Series B, Refunding	5.000%	1/1/31	4,000,000	4,119,725
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,867,818	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,779,875	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,855,542	(d)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,606,181
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,896,767
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,103,163
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,804,428
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,181,980
Texas Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,001,564
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	16,260,000	17,395,761
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,821,853
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/29	7,000,000	7,457,031
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	1,500,000	1,428,461
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/35	1,100,000	1,041,530
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	2,325,000	2,321,802
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,087,714

Total Texas				223,300,587

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.3%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	$3,000,000	$3,156,860	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,362,604
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,935,455
Series 2019	4.000%	10/15/33	600,000	554,363
Series 2019	4.000%	10/15/36	1,000,000	887,190
Series 2021	4.000%	10/15/32	500,000	468,372
Series 2021	4.000%	10/15/35	400,000	360,212
Series 2021	4.000%	10/15/36	200,000	177,438

Total Utah				8,902,494

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,085,900

Virginia - 1.3%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,264,001
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,000,000
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,464,560
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	5,174,566
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,760,000	(d)
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,086,952
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	2,900,000	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	3,875,000	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	3,290,000	3,290,000	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,700,000	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	$2,125,000	$2,233,359	(d)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	2,101,985	(d)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,091,868

Total Virginia				35,942,291

Washington - 1.6%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,352,002
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	9,164,573
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,727,884
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,466,453	(d)
Series 2019	5.000%	4/1/32	3,040,000	3,323,684	(d)
Series A	5.000%	5/1/36	4,000,000	4,303,721	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,065,493	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	666,279
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	531,316
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	741,320
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,098,326

Total Washington				43,441,051

West Virginia - 0.1%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,148,139	(b)(c)

Wisconsin - 0.8%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,667,631
Series A, Refunding	5.000%	11/1/32	2,000,000	2,125,134
Series A, Refunding	5.000%	11/1/33	2,000,000	2,124,198
Series A, Refunding	5.000%	11/1/34	2,000,000	2,123,731
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,544,800	(e)
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	1,700,000	1,772,290
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,399,356

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	$7,000,000	$7,639,427

Total Wisconsin				22,396,567

TOTAL MUNICIPAL BONDS (Cost - $2,321,620,862)				2,258,892,373

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(j) - 0.9%
New York - 0.9%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $25,168,996)	4.000%	3/15/45	25,170,000	24,585,635

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%††
CMS Liquidating Trust (Cost - $989,420)			200	374,526	*(k)(l)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,347,779,278)				2,283,852,534

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 16.9%
MUNICIPAL BONDS - 16.9%
Alabama - 0.0%††
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.630%	7/15/32	700,000	700,000	(m)(n)

Arizona - 0.0%††
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.590%	11/15/52	550,000	550,000	(m)(n)

California - 0.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.550%	11/1/35	100,000	100,000	(m)(n)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.840%	5/1/30	5,200,000	5,200,000	(d)(m)(n)
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LIQ - FHLMC	0.860%	7/1/38	700,000	700,000	(d)(m)(n)

Total California				6,000,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.1%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.610%	11/1/35	$1,200,000	$1,200,000	(m)(n)
Series C, Refunding, SPA - TD Bank N.A.	0.610%	11/1/37	1,800,000	1,800,000	(m)(n)

Total Delaware				3,000,000

District of Columbia - 0.0%††
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	0.630%	8/15/38	700,000	700,000	(m)(n)

Florida - 1.0%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	0.900%	11/1/38	9,500,000	9,500,000	(m)(n)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	0.900%	10/1/26	4,020,000	4,020,000	(m)(n)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.730%	5/1/24	13,300,000	13,300,000	(d)(m)(n)

Total Florida				26,820,000

Idaho - 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.650%	3/1/48	900,000	900,000	(m)(n)

Illinois - 0.1%
Illinois State EFA Revenue, The Adler Planetarium, LOC - PNC Bank N.A.	0.950%	4/1/31	1,900,000	1,900,000	(m)(n)
Illinois State Housing Development Authority Revenue, Brainard Landings II Apartments, LOC - U.S. BANK N.A.	0.920%	5/1/42	1,040,000	1,040,000	(d)(m)(n)

Total Illinois				2,940,000

Indiana - 0.4%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.660%	11/1/39	3,160,000	3,160,000	(m)(n)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.660%	11/1/39	8,010,000	8,010,000	(m)(n)

Total Indiana				11,170,000

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.3%
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.610%	7/1/41	$7,345,000	$7,345,000	(m)(n)

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.590%	10/1/42	1,705,000	1,705,000	(m)(n)
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1,, LOC - TD Bank N.A.	0.590%	7/1/39	6,800,000	6,800,000	(m)(n)

Total Massachusetts				8,505,000

Michigan - 0.0%††
Central Michigan University Revenue, Series A, Refunding, LOC - TD Bank N.A.	0.910%	10/1/32	430,000	430,000	(m)(n)

Minnesota - 0.4%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.650%	11/15/48	6,010,000	6,010,000	(m)(n)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.930%	11/15/35	5,800,000	5,800,000	(m)(n)

Total Minnesota				11,810,000

Mississippi - 2.9%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.630%	12/1/30	3,105,000	3,105,000	(m)(n)
Chevron USA Inc. Project, Series A	0.630%	11/1/35	915,000	915,000	(m)(n)
Chevron USA Inc. Project, Series B	0.630%	12/1/30	940,000	940,000	(m)(n)
Chevron USA Inc. Project, Series B	0.630%	12/1/30	3,020,000	3,020,000	(m)(n)
Chevron USA Inc. Project, Series B	0.630%	11/1/35	1,200,000	1,200,000	(m)(n)
Chevron USA Inc. Project, Series C	0.630%	12/1/30	3,210,000	3,210,000	(m)(n)
Chevron USA Inc. Project, Series D	0.630%	11/1/35	20,290,000	20,290,000	(m)(n)
Chevron USA Inc. Project, Series E	0.630%	12/1/30	600,000	600,000	(m)(n)
Chevron USA Inc. Project, Series E	0.630%	12/1/30	2,600,000	2,600,000	(m)(n)
Chevron USA Inc. Project, Series G	0.630%	12/1/30	2,665,000	2,665,000	(m)(n)
Chevron USA Inc. Project, Series G	0.630%	11/1/35	11,325,000	11,325,000	(m)(n)
Chevron USA Inc. Project, Series G	0.630%	11/1/35	3,350,000	3,350,000	(m)(n)
Chevron USA Inc. Project, Series H	0.630%	11/1/35	7,500,000	7,500,000	(m)(n)
Chevron USA Inc. Project, Series I	0.630%	11/1/35	4,680,000	4,680,000	(m)(n)
Chevron USA Inc. Project, Series K	0.630%	11/1/35	8,650,000	8,650,000	(m)(n)
Chevron USA Inc. Project, Series L	0.630%	11/1/35	3,170,000	3,170,000	(m)(n)

Total Mississippi				77,220,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.6%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	0.900%	5/15/38	$18,200,000	$18,200,000	(m)(n)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	0.880%	5/15/38	3,780,000	3,780,000	(m)(n)
BJC Health System, Series D	0.930%	5/15/38	19,500,000	19,500,000	(m)(n)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	0.610%	10/1/35	670,000	670,000	(m)(n)
St. Louis University, Series B, LOC - U.S. Bank N.A.	0.650%	10/1/24	200,000	200,000	(m)(n)

Total Missouri				42,350,000

Nevada - 0.6%
Clark County, NV, Airport Subordinate Lien, Series C-3, Refunding, LOC - Sumitomo Mitsui Banking	0.950%	7/1/29	15,000,000	15,000,000	(d)(m)(n)

New Jersey - 1.5%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	0.950%	4/1/36	4,400,000	4,400,000	(d)(m)(n)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.900%	7/1/35	7,750,000	7,750,000	(m)(n)
Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.350%	7/1/43	11,400,000	11,400,000	(m)(n)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.680%	7/1/43	16,790,000	16,790,000	(m)(n)

Total New Jersey				40,340,000

New York - 2.7%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.880%	11/1/38	3,400,000	3,400,000	(m)(n)
Franklin County, NY, Civic Development Corp. Revenue, Alice Hyde Medical Center, LOC - HSBC Bank USA N.A.	0.930%	10/1/38	775,000	775,000	(m)(n)

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	0.880%	11/1/32	$7,825,000	$7,825,000	(m)(n)
New York City, NY, GO:
Series 1, Subseries I-2, SPA - JPMorgan Chase & Co.	0.650%	3/1/40	2,000,000	2,000,000	(m)(n)
Subseries E-5, LOC - TD Bank N.A.	0.600%	3/1/48	1,600,000	1,600,000	(m)(n)
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	1.000%	4/1/39	4,150,000	4,150,000	(d)(m)(n)
Multi-Family Mortgage Revenue, 15 East Clarke Place Apartments, Series A, LOC - JPMorgan Chase & Co.	1.000%	9/1/37	2,000,000	2,000,000	(d)(m)(n)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	0.950%	6/1/40	1,000,000	1,000,000	(d)(m)(n)
New York City, NY, Industrial Development Agency Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.890%	1/1/37	2,495,000	2,495,000	(d)(m)(n)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.600%	6/15/33	2,205,000	2,205,000	(m)(n)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	0.640%	6/15/39	100,000	100,000	(m)(n)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - UBS AG	0.640%	6/15/39	200,000	200,000	(m)(n)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	0.600%	6/15/49	1,900,000	1,900,000	(m)(n)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.600%	6/15/48	3,875,000	3,875,000	(m)(n)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.640%	6/15/48	555,000	555,000	(m)(n)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.920%	6/15/48	4,435,000	4,435,000	(m)(n)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	0.600%	6/15/43	1,400,000	1,400,000	(m)(n)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	39

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.650%	8/1/45	$1,400,000	$1,400,000	(m)(n)
Subseries A, Refunding, SPA - TD Bank N.A.	0.600%	11/1/29	2,300,000	2,300,000	(m)(n)
Subseries A-3, SPA - Mizuho Bank Ltd.	0.650%	8/1/43	500,000	500,000	(m)(n)
New York State Dormitory Authority Revenue:
Cornell University, Series A, SPA - Bank of New York Mellon	0.830%	7/1/33	1,530,000	1,530,000	(m)(n)
Non-State Supported Debt, Northern Westchester Association, LOC - TD Bank N.A.	0.880%	11/1/34	1,195,000	1,195,000	(m)(n)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.880%	7/1/32	600,000	600,000	(m)(n)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.950%	11/1/39	15,900,000	15,900,000	(d)(m)(n)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.970%	11/15/31	1,600,000	1,600,000	(d)(m)(n)
10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	0.900%	5/1/35	1,965,000	1,965,000	(m)(n)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.970%	5/15/37	2,600,000	2,600,000	(d)(m)(n)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.640%	1/1/32	2,780,000	2,780,000	(m)(n)

Total New York				72,285,000

North Dakota - 0.3%
North Dakota State HFA Revenue, Series C, SPA - TD Bank N.A.	0.910%	1/1/46	7,685,000	7,685,000	(m)(n)

See Notes to Schedule of Investments.

40	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.1%
Ohio State HFA Revenue, Variable Rate Demand, Series G, Refunding, SPA - TD Bank N.A.	0.940%	3/1/36	$2,485,000	$2,485,000	(d)(m)(n)
Ohio State, GO, Common Schools, Series C	0.900%	6/15/26	100,000	100,000	(m)(n)

Total Ohio				2,585,000

Oregon - 0.5%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.650%	8/1/34	8,200,000	8,200,000	(m)(n)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.600%	8/1/34	6,080,000	6,080,000	(m)(n)

Total Oregon				14,280,000

Pennsylvania - 1.3%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.900%	11/1/55	9,400,000	9,400,000	(m)(n)
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.680%	7/1/34	1,790,000	1,790,000	(m)(n)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.950%	12/1/39	1,000,000	1,000,000	(m)(n)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.890%	12/1/38	2,320,000	2,320,000	(m)(n)
Series 2020, Refunding, LOC - TD Bank N.A.	0.890%	12/1/39	12,850,000	12,850,000	(m)(n)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.900%	12/1/34	6,250,000	6,250,000	(m)(n)

Total Pennsylvania				33,610,000

Texas - 1.9%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.650%	11/1/41	1,000,000	1,000,000	(m)(n)
Gulf Coast, TX, Waste Disposal Authority:
ExxonMobil Project	0.660%	6/1/30	11,800,000	11,800,000	(d)(m)(n)
ExxonMobil Project, Series B	0.660%	6/1/25	7,000,000	7,000,000	(d)(m)(n)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	41

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	0.630%	10/1/41	$500,000	$500,000	(m)(n)
Harris County, TX, Education Facilities Finance Corp. Revenue, Houston Methodist Hospital, Series B, Refunding	0.670%	12/1/59	16,700,000	16,700,000	(m)(n)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	0.920%	5/15/34	600,000	600,000	(m)(n)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	0.630%	11/1/29	400,000	400,000	(m)(n)
ExxonMobil Corp., Series A2, Refunding	0.630%	8/1/22	250,000	250,000	(m)(n)
ExxonMobil Corp., Series B, Refunding	0.660%	11/1/29	4,625,000	4,625,000	(d)(m)(n)
ExxonMobil Corp., Subseries B-2, Refunding	0.660%	12/1/39	3,230,000	3,230,000	(d)(m)(n)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.610%	11/15/50	2,165,000	2,165,000	(m)(n)
Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	0.610%	10/1/41	3,365,000	3,365,000	(m)(n)
Texas State, GO, Series A, SPA - State Street Bank & Trust Co.	0.950%	6/1/43	575,000	575,000	(m)(n)

Total Texas				52,210,000

Utah - 0.4%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	0.630%	5/15/37	1,500,000	1,500,000	(m)(n)
IHC Health Services Inc., Series C	0.620%	5/15/36	1,445,000	1,445,000	(m)(n)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.610%	5/15/58	8,010,000	8,010,000	(m)(n)

Total Utah				10,955,000

See Notes to Schedule of Investments.

42	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.3%
Wisconsin State Housing and Economic Development Authority Revenue, Series E, SPA - Federal Home Loan Bank of Chicago	0.870%	9/1/35	$7,765,000	$7,765,000	(d)(m)(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $457,155,000)				457,155,000

TOTAL INVESTMENTS - 101.2% (Cost - $2,804,934,278)				2,741,007,534
TOB Floating Rate Notes - (0.7)%				(18,875,000)
Other Liabilities in Excess of Other Assets - (0.5)%				(13,296,943)

TOTAL NET ASSETS - 100.0%				$2,708,835,591

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of June 30, 2022.

(i)	The maturity principal is currently in default as of June 30, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report	43

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

44	Western Asset Intermediate-Term Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

45

Notes to Schedule of Investments (unaudited) (cont’d)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

46

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,258,892,373	—	$2,258,892,373
Municipal Bonds Deposited in Tender Option Bond Trust	—	24,585,635	—	24,585,635
Statutory Trust Certificates	—	—	$374,526	374,526

Total Long-Term Investments	—	2,283,478,008	374,526	2,283,852,534

Short-Term Investments†	—	457,155,000	—	457,155,000

Total Investments	—	$2,740,633,008	$374,526	$2,741,007,534

†	See Schedule of Investments for additional detailed categorizations.

47